Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 01, 2024	Apr. 04, 2024	Jan. 24, 2024	Jul. 27, 2023	Jan. 09, 2023	Jul. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Common stock vote right							one
Issued ordinary shares										5,923,000
Sale of shares issued						60,000
Price per ADS, shares (in Dollars per share)						$ 34.999
Warrants and rights outstanding, term			5 years
Gross proceeds from issuance of warrants (in Dollars)							$ 422	$ 12,500	$ 6,300
Net proceeds (in Dollars)						$ 5,800
Number of warrant				490,500	10		3,981,180
Gross proceeds (in Dollars)				$ 6,000
Fair value (in Dollars)							$ 71
Additional shares					97,500
Underwriting discounts and other offering expenses (in Dollars)					$ 700
Underwritten public offering share				109,500
Offering price per unit (in Dollars per share)				$ 10
Warrants exercise price (in Dollars per share)				0.01
Offering exercise price per share (in Dollars per share)				$ 11
Unregistered warrants to purchase				600,000
Number of warrants exercised			1,671,429
Aggregate offering price per (in Dollars)	$ 4,000
Aggregate gross proceeds percentage	3.00%
Incurred additional costs (in Dollars)	$ 75
Gross proceeds of ipo (in Dollars)							400
Capacity under offering agreement (in Dollars)							$ 3,600
US Institutional Investor [Member]
Shareholders’ Equity [Line Items]
Offering exercise price per share (in Dollars per share)				$ 12.5
Acquisition of Peace of Meat [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares									846,000
Warrant [Member]
Shareholders’ Equity [Line Items]
American depositary per share (in Dollars per share)						$ 0.001
Equity to purchase						125,714
Warrants and rights outstanding, term			3 years
Gross proceeds from issuance of warrants (in Dollars)						$ 6,500
Underwriting expenses (in Dollars)			$ 600
New Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised			1,200,000
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Number of warrant			100,500
Maximum [Member]
Shareholders’ Equity [Line Items]
Shares consolidated		10.00%
Ordinary shares ratio		100
Maximum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
American depositary per share (in Dollars per share)							$ 35
Minimum [Member]
Shareholders’ Equity [Line Items]
Shares consolidated		1.00%
Ordinary shares ratio		10
Minimum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
American depositary per share (in Dollars per share)							$ 10
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of shares issued			414,213				178,754
American depositary per share (in Dollars per share)			$ 4.6		$ 0.001	$ 35					$ 11	$ 10	$ 10
Purchase ordinary shares						185,714	185,714
Warrants and rights outstanding, term					5 years	5 years
Gross proceeds from issuance of warrants (in Dollars)			$ 6,600
Underwritten public offering ADS					155,000
Price per ADS shares (in Dollars per share)					$ 10
Number of warrant					495,000
Purchase price per warrant (in Dollars per share)					$ 9.999
Purchase share					650,000
Price per ADS (in Dollars per share)					$ 10
Gross proceeds (in Dollars)					$ 6,500
Fair value (in Dollars)					$ 131
Number of warrants exercised			1,435,714								600,000	650,000	185,714
Exercised warrants			70,500
Notice to issue not yet received shares			951,001
American Depositary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Underwritten public offering ADS					16,250
Number of warrants exercised			1,365,214
American Depositary Shares [Member] | New Warrants [Member]
Shareholders’ Equity [Line Items]
American depositary per share (in Dollars per share)			$ 4.85
Number of warrant			2,871,429
Underwriters Warrants [Member]
Shareholders’ Equity [Line Items]
American depositary per share (in Dollars per share)			$ 5.75
Warrants and rights outstanding, term			5 years
Net proceeds (in Dollars)				$ 5,500
Number of warrant				42,000	97,500
Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Offering price per unit (in Dollars per share)				$ 9.99
Unregistered Warrants [Member]
Shareholders’ Equity [Line Items]
Termination date was extended				3 years 6 months